SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]
The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2016	$5,745
Net income attributable to redeemable non-controlling interest	2,258
Change in redeemable non-controlling interest to redemption value	2,262
Increase in redeemable non-controlling interest as part of acquisitions	15,779
Increase in redeemable non-controlling interest due to change in ownership in subsidiaries	292
Dividend in redeemable non-controlling interest	(29)
Foreign currency translation adjustments	(309)

December 31, 2016	$25,998

Property, Plant and Equipment [Table Text Block]
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Years

Computers and peripheral equipment	3
Office furniture and equipment	7 - 15 (mainly 7)
Motor vehicles	7
Software	3 – 5 (mainly 5)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Schedule Of Stock Based Compensation Expense [Table Text Block]
During the years ended December 31, 2014, 2015 and 2016, the Company recognized stock-based compensation expense related to employee stock options in the amount of $  1,557 , $ 234 and $ 152, respectively, as follows:

	Year ended December 31,
	2014	2015	2016

Cost of revenue	$30	$31	$15
Research and development	29	48	17
Selling and marketing	220	137	71
General and administrative	1,278	18	49

Total stock-based compensation expense	$1,557	$234	$152

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
The following table present gains and losses of related hedged items:

		Gain
		recognized in the
	Statements	statements of income
	of	Year ended December 31,
	income item	2014	2015	2016

Derivatives not designated as hedging:
Foreign exchange forward contracts	“Financial income, net”	24	69	4

Total derivatives		$24	$69	$4